Property and Equipment	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Property and Equipment

5. Property and Equipment

Property and equipment, net consisted of the following at March 31, 2022 and December 31, 2021 (in thousands):

	March 31,	December 31,
	2022	2021
Land	$1,350	$1,350
Computers, software, and equipment	3,295	2,810
Leasehold improvements	7,026	6,416
Satellite antenna	3,402	2,996
Lab, assembly, and integration equipment	11,080	10,301
Others (1)	1,414	1,345
Property and equipment	27,567	25,218
Accumulated depreciation	(4,605)	(3,592)
Other construction in progress	9,195	6,701
Property and equipment, net	32,157	28,327

BlueWalker 3 satellite - construction in progress	82,693	67,615
Total property and equipment, net	$114,850	$95,942

(1)	Includes vehicles, furniture and fixtures, and a phased array test facility.

Depreciation expense for the three months ended March 31, 2022 and 2021 was approximately $1.0 million and $0.6 million, respectively.

Texas Purchase

On December 8, 2021, the Company’s subsidiary, AST & Science Texas, LLC, executed an agreement to purchase real property, including offices, industrial warehouse buildings and equipment for a total purchase price of $8.0 million. In connection with the purchase, the Company issued a term promissory note (the “Term Loan”) for $5.0 million secured by the property; refer to Note 8 for additional information. Under the terms of the Term Loan, the Company deposited $2.8 million to use exclusively for capital improvements at the property. As of March 31, 2022, the remaining deposit balance of $1.4 million is presented as restricted cash in the unaudited condensed consolidated balance sheets.

SpaceX Multi-Launch Agreement

On March 3, 2022, AST LLC entered into an agreement (the “Multi-Launch Agreement”) with Space Exploration Technologies Corp. (“SpaceX”). The Multi-Launch Agreement provides a framework for future launches of the Company’s satellites through December 31, 2024, including the launches of the BW3 test satellite and the first BB satellite. Pursuant to the Multi-Launch Agreement, the Company and SpaceX also entered into a Launch Services Agreement (the “BB LSA”) covering the launch of the first BB satellite, and in accordance with the BB LSA, the Company paid an initial payment for the SpaceX launch services. As part of the Multi-Launch Agreement, the Company and SpaceX agreed on a framework for additional launch service agreements relating to the launch of future BB satellites. The Company paid an initial reservation fee to secure a SpaceX launch vehicle for a future BB satellite launch. With respect to the Company’s BW3 launch scheduled for Summer 2022, the Company and SpaceX agreed to changes to certain technical launch parameters, and the Company paid an additional fee to SpaceX to adjust these parameters. In connection with entry into the Multi-Launch Agreement, the Company paid an aggregate amount of $22.8 million, of which $8.0 million related to BW3 was capitalized to BlueWalker 3 satellite - construction in progress in the unaudited condensed consolidated balance sheet, and $14.8 million of deposits related to the first BB initial payment and launch reservation fee for a future BB launch was recorded to Other non-current assets in the unaudited condensed consolidated balance sheet. The exact timing of the satellite launches is contingent on a number of factors, including satisfactory and timely completion of construction and testing. The Multi-Launch Agreement permits the Company to delay launches of its satellites upon payment of certain rebooking fees.

5. Property and Equipment

Property and equipment, net consisted of the following at December 31, 2021 and 2020 (in thousands):

	As of December 31,
	2021	2020
Land	$1,350	$-
Computers, software, and equipment	2,810	1,707
Leasehold improvements	6,416	3,536
Satellite antenna	2,996	1,338
Test and lab equipment	7,765	2,666
Phased array test facility	2,536	704
Assembly and integration equipment	704	616
Furniture and fixtures	574	338
Vehicles	67	67
Property and equipment	$25,218	$10,972
Accumulated depreciation	(3,592)	(915)
Other construction in progress	6,701	-
Property and equipment, net	$28,327	$10,057

BlueWalker 3 satellite - construction in progress	$67,615	$27,013
Total property and equipment, net	$95,942	$37,070

Depreciation expense for the years ended December 31, 2021 and 2020 was approximately $2.7 million and $0.7 million, respectively.

Midland Purchase

On December 8, 2021, the Company’s subsidiary, AST & Science Texas, LLC, executed an agreement to purchase real property, including offices, industrial warehouse buildings and equipment for a total purchase price of $8.0 million. The transaction was accounted for as an asset acquisition under ASC 805 and as such, the purchase price was allocated to the assets acquired based on their relative fair values based on Level 2 inputs as of the acquisition date. Accordingly, $1.3 million has been allocated to the land acquired and $6.7 million has been recorded to construction in progress until the Company places the property and equipment in service. The Company intends to utilize the acquired assets for the assembly, integration and testing of the BB satellites. In connection with the purchase, the Company issued a term promissory note (the “Term Loan”) for $5.0 million secured by the property; refer to Note 9 for additional information. Under the terms of the Term Loan, the Company deposited $2.8 million to use exclusively for the funding of the capital improvements at the property. The deposit of $2.8 million is presented as Restricted Cash in the Consolidated Balance Sheets.